Summary of Significant Accounting Policies (Investments) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Schedule of Available-for-sale Securities [Line Items]
Investment available for sale	$ 17,300	$ 16,800
Available-for-sale securities, current portion	500	400
Peninsula Gaming
Schedule of Available-for-sale Securities [Line Items]
Investment available for sale	17,800	17,300
Available-for-sale securities, current portion	$ 500	400
Peninsula Gaming | 7.5% City Bonds
Schedule of Available-for-sale Securities [Line Items]
Debt security, interest rate	7.50%
(In thousands)
2013	$ 475
2014	510
2015	550
2016	590
2017	635
Thereafter	17,760
Total	20,520
Peninsula Gaming | Other Assets, Net
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale securities, noncurrent portion	$ 17,300	$ 16,800